Document and Entity Information	Apr. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2024
Entity File Number	001-36589
Entity Registrant Name	Wilhelmina International, Inc.
Entity Central Index Key	0001013706
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2781950
Entity Address, Address Line One	5420 Lyndon B. Johnson Freeway
Entity Address, Address Line Two	Box #25
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	214
Local Phone Number	661-7488
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WHLM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false